Intangible assets Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets [Abstract]
Cost of sales	$ 42	$ 41	$ 42
General and administration expenses	213	221	209
Amortisation, intangible assets other than goodwill	$ 255	$ 262	$ 251